LEGG MASON PARTNERS VARIABLE EQUITY TRUST

NOVEMBER 5, 2010

SUPPLEMENT TO SUMMARY PROSPECTUSES OF

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

CLASS I AND CLASS II

DATED APRIL 30, 2010

AND

SUPPLEMENT TO PROSPECTUSES OF

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

CLASS I AND CLASS II

DATED APRIL 30, 2010

Summary Prospectuses

The last sentence of the legend on the cover of the fund’s Summary Prospectuses is deleted and replaced with the following:

The fund’s Prospectus, dated April 30, 2010, as supplemented on May 21, 2010 and November 5, 2010, and as may be amended or further supplemented, the fund’s statement of additional information, dated April 30, 2010, as supplemented on May 21, 2010 and June 10, 2010, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 31, 2009, are incorporated by reference into this Summary Prospectus.

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectuses:

Effective November 5, 2010 the fund will change its performance benchmark from the Russell 3000 Index to the Russell 3000 Value Index.

Prospectuses

The following is added to the end of the section labeled “Performance” in the fund’s Prospectuses:

Effective November 5, 2010 the fund will change its performance benchmark from the Russell 3000 Index to the Russell 3000 Value Index. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Management believes the Russell 3000 Value Index is a more appropriate benchmark for the fund because it is the most common benchmark for all-cap value and multi-cap value investment strategies and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objectives and comparable funds.

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